UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Motter                   Houston, TX                    07/22/2005
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            61
                                         ------------
Form 13F Information Table Value Total:  $152,173,565
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      Com              88579Y101  3589551   49648          Sole             Sole      0    0
Adv Neuromodulation Sys        Com              00757T101  2641547   66571          Sole             Sole      0    0
American International Group   Com              26874107   3011915   51840          Sole             Sole      0    0
Amgen                          Com              31162100   3820362   63478          Sole             Sole      0    0
Analog Devices Inc             Com              32654105   3178807   85200          Sole             Sole      0    0
Applied Materials Inc.         Com              38222105    303375   18750          Sole             Sole      0    0
Arch Coal Inc                  Com              39380100   1280260   23504          Sole             Sole      0    0
Bank of America Corp           Com              60505104   7157076  156919          Sole             Sole      0    0
Chevron Corporation            Com              166764100  2778050   49679          Sole             Sole      0    0
Cisco Systems Inc              Com              17275R102  3081090  161926          Sole             Sole      0    0
CitiGroup                      Com              172967101  4694144  101889          Sole             Sole      0    0
Cooper Cameron Corp            Com              216640102  4963690   79995          Sole             Sole      0    0
CVS Corporation                Com              126650100  3686367  126810          Sole             Sole      0    0
Cyberonics Inc.                Com              23251P102  3579576   82498          Sole             Sole      0    0
Dell Computer Corp             Com              247025109   255669    6471          Sole             Sole      0    0
Dominion Res Inc Va            Com              25746U109  2798361   38130          Sole             Sole      0    0
Dow Chem Co                    Com              260543103  2741489   61565          Sole             Sole      0    0
Duke Energy Corp               Com              264399106   193245    6500          Sole             Sole      0    0
Electronic Arts                Com              285512109  3026095   53455          Sole             Sole      0    0
Eli Lilly & Co                 Com              532457108   884840   15883          Sole             Sole      0    0
Enterprise Prd Prtnrs Lp       Com              293792107   348270   13000          Sole             Sole      0    0
Exxon Mobil Corp Com           Com              30231G102  6017749  105021          Sole             Sole      0    0
General Electric Co            Com              369604103  5952362  172430          Sole             Sole      0    0
Gillette Company               Com              375766102   663000   13095          Sole             Sole      0    0
Goldman Sachs Group            Com              38141G104  4676772   45842          Sole             Sole      0    0
Honeywell Intl Inc             Com              438516106  2524002   68905          Sole             Sole      0    0
Intel Corp                     Com              458140100  3393457  130477          Sole             Sole      0    0
Intuit Incorporated            Com              461202103  3552613   78754          Sole             Sole      0    0
Ishares NASDAQ Biotechnology I Com              464287556  1969066   28999          Sole             Sole      0    0
iShares TIPS Bond Fund         Com              464287176   196767    1835          Sole             Sole      0    0
Isis Pharmaceuticals           Com              464330109   452395  115702          Sole             Sole      0    0
J P Morgan Chase & Co.         Com              46625H100  3997067  113167          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  1511835   23484          Sole             Sole      0    0
Kroger Company                 Com              501044101   190300   10000          Sole             Sole      0    0
Laboratory Corp Amer           Com              50540R409   973050   19500          Sole             Sole      0    0
Liberty Media New Ser A        Com              530718105  3637423  356960          Sole             Sole      0    0
Medtronic Inc                  Com              585055106  4331723   83990          Sole             Sole      0    0
Merrill Lynch & Co             Com              590188108  3342262   60757          Sole             Sole      0    0
Microsoft Corp                 Com              594918104  4011750  162034          Sole             Sole      0    0
Morgan Stanley Dean Witter & C Com              617446448  5034759   95955          Sole             Sole      0    0
Northrop Grumman Corp          Com              666807102  2594141   46953          Sole             Sole      0    0
Novartis A G Spon Adr          Com              66987V109  1956350   41238          Sole             Sole      0    0
Pfizer Inc                     Com              717081103   227794    8801          Sole             Sole      0    0
Plum Creek Timber Co           Com              729251108   199650    5500          Sole             Sole      0    0
Procter & Gamble Co            Com              742718109  2685729   50914          Sole             Sole      0    0
Schlumberger Ltd Com           Com              806857108  3501752   46112          Sole             Sole      0    0
Service Corp Intl              Com              817565104   463957   57850          Sole             Sole      0    0
Southern Company               Com              842587107   376170   10850          Sole             Sole      0    0
Symantec Corp                  Com              871503108   548250   25218          Sole             Sole      0    0
Target Corp                    Com              87612E106  2903043   53355          Sole             Sole      0    0
Texas Instruments Inc.         Com              882508104  3591074  127933          Sole             Sole      0    0
Time Warner                    Com              887315109  3454358  206724          Sole             Sole      0    0
Tractor Supply Company         Com              892356106  1527688   31114          Sole             Sole      0    0
Transocean                     Com              G90078109  1931377   35913          Sole             Sole      0    0
United Technologies Corp       Com              913017109   185374    3610          Sole             Sole      0    0
Veritas Software Co            Com              923436109  2456592  100680          Sole             Sole      0    0
Wal Mart Stores Inc            Com              931142103   833523   17593          Sole             Sole      0    0
Walgreen Co                    Com              931422109  2875493   62824          Sole             Sole      0    0
Waters Corp.                   Com              941848103   820758   22081          Sole             Sole      0    0
Wells Fargo                    Com              949746101   190159    3088          Sole             Sole      0    0
Wrigley Wm JR Co               Com              982526105  4408202   64035          Sole             Sole      0    0